                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                                Washington, D.C.
                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2004

Check here if Amendment [ ]; Amendment Number:
                                               ----------

     This Amendment (Check only one.): [ ] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Bain Capital Investors, LLC*
Address: 111 Huntington Avenue
         Boston, Massachusetts 02199

Form 13F File Number: 28-
                         -------------------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Michael F. Goss
Title:   Managing Director, Chief Financial Officer and Secretary
Phone:   (617) 516-2000

Signature, Place, and Date of Signing:

     /s/ Michael F. Goss          Boston, MA                   2/14/05
    ---------------------     -------------------        ------------------
         [Signature]             [City, State]                 [Date]

*Bain Capital Investors, LLC is the general partner of Bain Capital Partners VI, L.P., which is the (i) general partner of each of Bain Capital Fund VI, L.P. and Bain Capital VI Coinvestment Fund, L.P. and (ii) administrative member of DP Investors I, LLC.

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

     Form 13F File Number     Name
     28-
        -------------------
     [Repeat as necessary.]

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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        4

Form 13F Information Table Entry Total:   13

Form 13F Information Table Value Total:   757,079
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number   Name

 1    28-                    Bain Capital Fund VI, L.P.
         -----------------

 2    28-                    Bain Capital VI Coinvestment Fund, L.P.
         -----------------

 3    28-                    Bain Capital Partners VI, L.P.
         -----------------

 4    28-                    DP Investors I, LLC
         -----------------

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                          Bain Capital Investors, LLC.
                    Form 13F Information Table as of 12/31/04

       Column 1             Column 2       Column 3    Column 4         Column 5    Column 6    Column 7         Column 8

                                                       Shares or         Value     Investment     Other      Voting Authority
Name of Issuer           Title of Class     Cusip     Prn Amount        (x$1000)   Discretion   Managers   Sole   Shared   None
-------------------------------------------------------------------------------------------------------------------------------
Ask Jeeves Inc.               Com         45174109       116,180   SH     4,445        Sole                  X
                                                      -------------------------------------------------------------------------
                                                          38,876   SH     1,040       Other                                 X
-------------------------------------------------------------------------------------------------------------------------------
CMGI INC.                     Com         125750109    8,754,462   SH    22,324        Sole                  X
-------------------------------------------------------------------------------------------------------------------------------
Dominos Pizza Inc.            Com         25754A201   27,077,738   SH   481,983        Sole                  X
                                                      -------------------------------------------------------------------------
                                                       5,958,830   SH   106,067       Other         4                       X
                                                      -------------------------------------------------------------------------
                                                       1,191,763   SH    21,213       Other                                 X
-------------------------------------------------------------------------------------------------------------------------------
Instinet Group Inc.           Com         457750107    8,646,589   SH    52,139        Sole                  X
                                                      -------------------------------------------------------------------------
                                                       1,477,279   SH     8,908      Defined                 X
-------------------------------------------------------------------------------------------------------------------------------
Marketaxess Hldgs Inc.        Com         57060D108       57,974   SH       986        Sole                  X
-------------------------------------------------------------------------------------------------------------------------------
Shopping Com Ltd              SHS         M8405Q102      489,593   SH    13,831        Sole                  X
-------------------------------------------------------------------------------------------------------------------------------
SMTC Corp                     Com         832682207      641,420   SH     1,475        Sole                  X
-------------------------------------------------------------------------------------------------------------------------------
STATS ChipPAC LTD        Sponsored ADR    85771T104    5,017,074   SH    30,755        Sole                  X
-------------------------------------------------------------------------------------------------------------------------------
US LEC Corp                   CL A        90331S109    3,746,189   SH    11,913      Defined                 X
-------------------------------------------------------------------------------------------------------------------------------